Schroder Broad Tax-Aware Value Bond Fund
Schroder Broad Tax-Aware Value Bond Fund

SCHRODER SERIES TRUST

Schroder Broad Tax-Aware Value Bond Fund (the “Fund”)

Supplement dated October 3, 2014

to the Prospectus dated March 1, 2014

This supplement provides new and additional information beyond the information already contained in the Fund’s prospectus (the “Prospectus”) and should be read in conjunction with the Prospectus.

Investment Objective

At a meeting held on October 2, 1014, shareholders of the Fund approved a proposal to change the Fund’s investment objective.  Effective on or around October 17, 2014, the Fund’s investment objective will be changed from: “The Fund seeks to achieve a total return that exceeds that of the Fund’s benchmark, a composite index composed of the BofA Merrill Lynch U.S. Municipal Large Cap Index (75%) and the Barclays U.S. Long Government Bond Index (25%), on an after-tax basis,” to the following: “The Fund seeks total return on an after-tax basis.”  Schroder Investment Management North America Inc., the Fund’s investment adviser (“Schroders”), recommended this change because it believes it is in the best interests of the Fund if its investment objective does not specify a securities or market index.  With the new investment objective, Schroders believes that the Fund will have greater flexibility to invest in a wider array of investment opportunities and will be able to better position itself for anticipated changes in the fixed income market.